Investments (Tables)	12 Months Ended
Dec. 31, 2016
Investments
Summary of the amortized cost and estimated fair value of short-term investments for both available-for-sale and trading securities

	December 31, 2016		December 31, 2015
	Amortized	Fair	Amortized	Fair
(Millions of dollars)	Cost	Value	Cost	Value
Money market funds	$—	$—	$81	$81
Total available-for-sale short-term investments	—	—	81	81
Domestic equity securities	444	482	475	466
Domestic debt securities held in mutual funds/ETFs/U.S. Treasuries	437	437	452	450
Foreign equity securities	198	199	120	120
High yield securities	114	115	108	104
Collateralized loan obligations	25	26	10	10
Money market funds held in trading accounts	13	13	22	22
Other trading securities	5	5	1	1
Total trading short-term investments	1,236	1,277	1,188	1,173
Total short-term investments	$1,236	$1,277	$1,269	$1,254